Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Line Items]
Income statutory corporate tax rate	27.00%
Non-capital loss carry-forwards	$ 72,724,671	$ 67,875,659
US Federal net operating losses	7,451,316
State net operating losses	$ 3,689,190